Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE

Commercial Mortgage Pass-Through Certificates, Series 2016-NINE

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

31 August 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE Commercial Mortgage Pass-Through Certificates, Series 2016-NINE (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Trust Loan,

iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

31 August 2016

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE (the “Issuing Entity”) that will be established by the Depositor,

b.	The assets of the Issuing Entity will consist primarily of two promissory notes (collectively, the “Trust Notes”) issued by Solovieff Realty Co. II, L.L.C. (the “Fee Borrower”) and Solow Building Company II, L.L.C. (the “Leasehold Borrower,” together with the Fee Borrower, the “Borrower”), each a Delaware limited liability company, collectively evidencing a fixed rate loan (the “Trust Loan”),

c.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and four fixed rate loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”) each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity,

d.	Certain Trust Notes are subordinate to certain Companion Notes in right of payment and

e.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s fee and leasehold interests in an office building located at 9 West 57th Street, New York, New York (the “Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of 1 September 2016 (the “Cut-off Date”) and

b.	A record layout and decode table relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of the Cut-off Date and

b.	A record layout and decode table relating to the information on the Final Data File.

Using information on the:

i.	Final Data File and

ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date and

b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	Seasoning and

b.	Loan Term

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	With respect to the Mortgage Loan, the loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:

a.	Use “0” for the original amortization term of the Mortgage Loan (the “Amortization Term”),

b.	Use the “Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”) and

c.	Use the “Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:

i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance”) and

ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Original Balance,

b.	Current Interest Rate and

c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 8., we recalculated the:

i.	Monthly Mortgage Loan Debt Service and

ii.	Annual Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Final Data File,

ii.	The “Current Interest Rate,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

i.	The “Original Balance,” as shown on the Final Data File,

ii.	The “Current Interest Rate,” as shown on the Final Data File, and

iii.	365/360.

Attachment A Page 4 of 5

9.	Using the:

a.	Cut-off Date Balance,

b.	Balance at Maturity,

c.	Annual Mortgage Loan Debt Service,

d.	As-Is UW Financials NOI,

e.	As-Is UW Financials Net Cash Flow,

f.	As-Stabilized UW Financials NOI,

g.	As-Stabilized UW Financials Net Cash Flow,

h.	Appraisal Value and

i.	Net Rentable Area

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	As-Is UW NOI DSCR,

ii.	As-Is UW NCF DSCR,

iii.	As-Stabilized UW NOI DSCR,

iv.	As-Stabilized UW NCF DSCR,

v.	As-Is UW NOI DY,

vi.	As-Is UW NCF DY,

vii.	As-Stabilized UW NOI DY,

viii.	As-Stabilized UW NCF DY,

ix.	LTV Cut-off Date Value,

x.	LTV Balloon Value and

xi.	Mortgage Bal Per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “As-Is UW NOI DSCR,” “As-Is UW NCF DSCR,” “As-Stabilized UW NOI DSCR,” “As-Stabilized UW NCF DSCR” and “Mortgage Bal Per SF” to two decimal places and

b.	Round the “As-Is UW NOI DY,” “As-Is UW NCF DY,” “As-Stabilized UW NOI DY,” “As-Stabilized UW NCF DY,” “LTV Cut-off Date Value” and “LTV Balloon Value” to the nearest 1/10th of one percent.

10.	Using the:

a.	SF1,

b.	SF2,

c.	SF3,

d.	SF4,

e.	SF5 and

f.	Net Rentable Area

of the Property, as applicable, all as shown on the Final Data File, we recomputed the:

i.	Space Pct 1,

ii.	Space Pct 2,

iii.	Space Pct 3,

iv.	Space Pct 4 and

v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

11.	Using the:

a.	Primary Servicer and

b.	Master Servicer

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.	Servicing Fee,

b.	Trustee/Cert Admin and

c.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:

a.	Current Interest Rate and

b.	Total Admin Fee

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Loan Agreement	30 August 2016

Promissory Notes	30 August 2016

Cash Management Agreement	30 August 2016

Settlement Statement	30 August 2016

Non-Consolidation Opinion	30 August 2016

Guaranty Agreement	30 August 2016

Property Source Documents

Document Title	Document Date

Appraisal Report	25 August 2016

Engineering Report	8 August 2016

Environmental Phase I Report	5 August 2016

Underwriter’s Summary Report	1 June 2016

Underwritten Rent Roll	1 June 2016

Tenant Leases	Various

Property Management Agreement	1 February 2012

Ground Lease Abstract	14 July 2016

Pro Forma Title Policy	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Property Sub-Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Condo Structure	Loan Agreement and Appraisal Report
Year Built	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 3)

Characteristic	Source Document

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document

As-Is UW Occupancy	Underwriter’s Summary Report
As-Is UW Financials Effective Gross Income	Underwriter’s Summary Report
As-Is UW Financials Expense Total	Underwriter’s Summary Report
As-Is UW Financials NOI	Underwriter’s Summary Report
As-Is UW Financials Replacement Reserves	Underwriter’s Summary Report
As-Is UW TI and LC	Underwriter’s Summary Report
As-Is UW Financials Net Cash Flow	Underwriter’s Summary Report
As-Stabilized UW Occupancy	Underwriter’s Summary Report
As-Stabilized UW Financials Effective Gross Income	Underwriter’s Summary Report
As-Stabilized UW Financials Expense Total	Underwriter’s Summary Report
As-Stabilized UW Financials NOI	Underwriter’s Summary Report
As-Stabilized UW Financials Replacement Reserves	Underwriter’s Summary Report
As-Stabilized UW TI and LC	Underwriter’s Summary Report
As-Stabilized UW Financials Net Cash Flow	Underwriter’s Summary Report
2016 NOI (Budgeted)	Underwriter’s Summary Report
TTM NOI (T12 Ending 6/2016)	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
TI/LC Initial Deposit Amount	Settlement Statement and Loan Agreement
TI/LC Monthly Deposit Amount	Loan Agreement
TI/LC Reserves Cap	Loan Agreement
Outstanding Free Rent/TI/LC Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Outstanding Free Rent/TI/LC Monthly Deposit Amount	Loan Agreement
Outstanding Free Rent/TI/LC Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement and Loan Agreement
Initial Debt Service Deposit	Settlement Statement and Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Deposit	Settlement Statement and Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan, Trust Loan and Companion Loans Information: (see Note 5)

Characteristic	Source Document(s)

Borrower Entity	Promissory Notes and Loan Agreement
Origination Date	Promissory Notes and Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Grace Period	Loan Agreement
Amortization Type	Loan Agreement
Current Interest Rate	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan and Companion Loans Information: (continued)

Characteristic	Source Document(s)

Original Balance	Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
String (see Note 6)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox Type (see Note 7)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement and Cash Management Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Loan Agreement and Non-Consolidation Opinion
TIC Structure	Loan Agreement
DST	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement
Ground Lease	Pro Forma Title Policy and Ground Lease Abstract
Ground Lease Maturity Date	Ground Lease Abstract
Guarantor	Guaranty Agreement

Notes:

1.	For the purpose of comparing the:

a.	Property Address,

b.	Property City and

c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics, the Depositor instructed us to use the property type, as shown in the appraisal report Source Document, that accounts for the majority of the Property’s “Net Rentable Area,” as shown in the underwritten rent roll Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the space which has the largest square footage, all as shown in the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.	For each “Mortgage Loan, Trust Loan and Companion Loans Information” characteristic (except for the “Original Balance” characteristic, which is only related to the Mortgage Loan), the Depositor instructed us to:

a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document(s) for the Mortgage Loan, and

b.	Use the information for each characteristic described in a. above for the Mortgage Loan, Trust Loan and Companion Loans, as applicable.

6.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

7.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “CMA” if:

a.	Prior to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents:

i.	Require tenants to directly transfer all rents to a lockbox account and

ii.	Instruct the lockbox bank to transfer funds from the lockbox account to the Borrower who is responsible for remitting monthly debt service payments and for funding escrows, and

b.	Subsequent to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents require all funds in the lockbox account to no longer be transferred to the Borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Year Renovated
Sponsor
Loan Purpose
Pari Passu Note Control (Y/N)
Balance of Trust Loan
Balance of Companion Loan
ARD Year
Seismic Insurance
Seismic PML %
Existing Additional Debt
Existing Additional Debt Amount
Existing Additional Debt Description
Primary Servicer
Master Servicer
Trustee/Cert Admin
CREFC Fee

Note:   We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.